FINANCIAL INSTRUMENTS - Contingent consideration (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities		$ 12,765
Other current financial liabilities	[1]	9,347	$ 10,664
Gain on remeasurement of the contingent consideration		6,700	6,735	$ 418
Clarice
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)		0	1,173	(418)
Change in fair value of contingent consideration			(1,401)
Provision for contingencies		3,947	6,291
Other current financial liabilities		3,127	3,119
WAE
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)		0	3,850	0
Provision for contingencies			829
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		(1,038)
Payment for contingent consideration		1,867
Other current financial liabilities		0	924
L4 Mobile LLC
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)		(1,848)	(4,058)	0
Provision for contingencies			3,750
Other current financial liabilities		0	1,845
Ratio
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)		654	0	0
Provision for contingencies		2,860	3,923
Other current financial liabilities		1,992	1,666
PointSource
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)		(5,506)	0	$ 0
Provision for contingencies			9,626
Other current financial liabilities		746	2,200
Small Footprint S.R.L.
Disclosure of contingent liabilities in business combination [line items]
Provision for contingencies		3,066
Other current financial liabilities		3,070	0
Other financial liabilities
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities		12,765	29,238
Other financial liabilities | Clarice | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities		3,873	6,099
Other financial liabilities | WAE | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			816
Other financial liabilities | L4 Mobile LLC | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			3,653
Other financial liabilities | Ratio | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities		2,844	3,876
Other financial liabilities | PointSource
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities		1,786
Other financial liabilities | PointSource | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			9,461
Other financial liabilities | Small Footprint S.R.L. | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Other current financial liabilities		3,070
Minimum | Clarice
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination		1,316	2,193
Minimum | WAE
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			816
Minimum | L4 Mobile LLC
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			4,320
Minimum | Ratio
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination		2,570	2,746
Minimum | PointSource
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			3,850
Maximum | Clarice
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination		$ 3,947	$ 6,578

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).